Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.3%
Indianapolis Local Public Improvement Bond Bank, IN, 5.00%, 6/1/34	$2,000	$ 2,095,260
Maine Municipal Bond Bank, 3.00%, 11/1/35	1,700	1,426,213
Texas Water Development Board:
4.50%, 10/15/37	1,000	1,038,510
4.55%, 10/15/38	3,500	3,627,855
		$ 8,187,838
Education — 10.0%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,459,230
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/25	30	30,974
Massachusetts College Building Authority, 5.00%, 5/1/30	600	656,130
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 2.20%, 7/1/32(1)	3,250	3,250,000
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.47%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	1,995	1,925,933
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	228,400
Texas A&M University:
4.00%, 5/15/33	1,290	1,286,169
5.00%, 5/15/35	1,250	1,355,587
University of California:
5.00%, 5/15/28(3)	1,500	1,605,315
5.00%, 5/15/29(3)	2,000	2,162,300
University of Houston, TX:
5.00%, 2/15/35	2,000	2,142,200
5.00%, 2/15/36	2,250	2,404,845
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,009,390
University of Texas, 5.00%, 8/15/24	1,000	1,031,720
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	749,189
5.00%, 10/15/28	1,000	1,070,200
		$ 24,367,582
Electric Utilities — 0.4%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$ 1,053,770
		$ 1,053,770
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 5.7%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,065,020
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,884,550
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,201,047
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	124,476
Escrowed to Maturity, 5.00%, 2/15/25	50	51,921
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	1,500	1,551,765
		$ 13,878,779
General Obligations — 33.2%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,692
Alabama, 5.00%, 11/1/32(3)	3,980	4,448,088
California:
1.60%, 12/1/29	1,520	1,276,040
4.00%, 9/1/28	2,500	2,585,000
5.50%, 12/1/52	3,780	3,918,575
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	100	95,526
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	978,890
Commonwealth of Massachusetts, (Consolidated Loan), 5.00%, 10/1/35	5,000	5,461,300
Connecticut:
3.00%, 1/15/32	1,000	891,020
4.00%, 6/1/32	900	899,352
Social Bonds, 3.00%, 6/1/33	1,955	1,694,672
Crandall Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/34	1,020	1,113,197
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/27	1,225	1,300,239
5.00%, 2/15/34	1,500	1,637,415
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,825,820
Edina, MN, 5.00%, 2/1/30	125	134,681
Georgia, 4.00%, 7/1/29	5,550	5,733,927
Green Local School District, OH, 5.00%, 11/1/38(3)	215	224,641
Illinois, 5.00%, 3/1/25	5,250	5,292,105
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27(3)	2,010	2,136,550
Loudoun County, VA, 5.00%, 12/1/30	2,265	2,521,624
Massachusetts, 5.00%, 12/1/24	5,000	5,177,800
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	25,479

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mercer County, NJ, 2.00%, 2/15/32	$3,295	$ 2,575,965
Minnesota, 5.00%, 8/1/31	1,415	1,582,338
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	10,231
4.00%, 9/1/33	25	25,292
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	922,632
0.00%, 8/1/24	900	848,583
New York, NY, 5.00%, 8/1/26	1,000	1,057,760
Oconee County, GA, 4.00%, 1/1/34	15	14,860
Ohio, 5.00%, 12/15/23	500	510,265
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38(3)	3,240	3,483,194
Redmond, WA, 5.00%, 12/1/34	1,320	1,439,988
River Vale Township Board of Education, NJ:
2.00%, 6/15/32	1,280	981,914
2.00%, 6/15/33	1,300	962,143
San Diego Unified School District, CA:
0.00%, 7/1/30	1,920	1,421,165
0.00%, 7/1/32	2,750	1,842,280
St. Louis County, MO, Special Obligation Bonds:
5.00%, 12/1/33	1,055	1,132,796
5.00%, 12/1/34	1,110	1,183,138
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,110,647
Washington:
4.00%, 7/1/27	2,700	2,777,301
4.00%, 7/1/35	1,180	1,161,179
Westlake, TX, 4.00%, 2/15/34	1,130	1,118,982
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(4)	4,775	4,747,162
		$ 81,302,448
Hospital — 13.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.94%, (SIFMA + 0.70%), 5/15/27 (Put Date), 11/15/47(2)	$4,500	$ 4,377,330
Allen County, OH, Bon Secours (Mercy Health), 5.00% to 6/4/30 (Put Date), 10/1/51	2,500	2,616,350
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	90	85,184
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,606,875
5.00%, 6/1/27	3,500	3,685,465
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 1.81%, 7/1/43(1)	$5,000	$ 5,000,000
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/31	275	269,547
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 2.25%, 11/15/39(1)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,103,980
Wisconsin Health and Educational Facilities Authority, (Aspirus, Inc. Obligated Group), 5.00%, 8/15/34	1,000	1,039,480
		$ 33,509,211
Housing — 3.8%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$ 318,723
Connecticut Housing Finance Authority, Social Bonds, 2.54%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(2)	2,500	2,487,925
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	2,205	2,205,000
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	566,744
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 2.22%, 1/1/46(1)	1,650	1,650,000
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,000	2,069,760
		$ 9,298,152
Insured - Education — 0.2%
William S Hart Union High School District, CA, (Election 2001), (AGM), 0.00%, 9/1/29	$500	$ 387,110
		$ 387,110
Insured - General Obligations — 2.9%
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/34	$525	$ 564,186
Green Local School District, OH, (AGM), 5.00%, 11/1/38(3)	150	155,701
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/28	2,000	1,609,240
(AGM), 0.00%, 9/1/30	1,500	1,104,960

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
San Jose Unified School District, CA, (Election of 2002), (NPFG), 0.00%, 8/1/28	$2,500	$ 2,021,400
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,675,060
		$ 7,130,547
Insured - Housing — 5.1%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52(3)	$3,000	$ 3,113,100
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC), Social Bonds, 5.25%, 10/1/52	2,000	2,042,620
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA/FNMA/FHLMC), 5.00%, 7/1/53	1,000	1,010,540
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52(3)	2,000	2,078,840
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54(3)	1,000	1,048,210
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	3,000	3,143,250
		$ 12,436,560
Lease Revenue/Certificates of Participation — 3.7%
Colorado, (Rural Colorado), 5.00%, 12/15/25	$6,000	$ 6,295,260
Malibu, CA:
5.00%, 11/1/38	275	275,410
5.00%, 11/1/43	225	225,358
5.00%, 11/1/48	375	375,506
Virginia Public Building Authority, 5.00%, 8/1/25	1,700	1,775,735
		$ 8,947,269
Other Revenue — 3.9%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 6/1/27 (Put Date), 7/1/52	$4,000	$ 3,875,400
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	1,250	1,227,013
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/35	1,115	1,197,365
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	3,500	3,286,710
		$ 9,586,488
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.2%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	$500	$ 519,175
		$ 519,175
Special Tax Revenue — 2.2%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	$1,000	$ 1,017,520
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/24	1,290	1,319,386
5.00%, 3/15/32	2,790	3,042,133
		$ 5,379,039
Transportation — 3.1%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/29(3)	$2,100	$ 2,286,816
New Hampshire, Turnpike System Revenue, 5.00%, 8/1/29	3,030	3,314,184
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,058,400
		$ 7,659,400
Water and Sewer — 2.8%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$75	$ 82,673
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	350	362,022
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,145,133
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,465,225
Southeast Energy Authority A Cooperative District, AL, 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,702,580
		$ 6,757,633
Total Tax-Exempt Municipal Obligations (identified cost $238,930,973)		$230,401,001

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System), 3.877%, 5/1/37	$1,000	$ 930,920
Total Taxable Municipal Obligations (identified cost $1,000,000)		$ 930,920

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 1.50%, 2/29/24	$6,300	$ 6,048,738
Total U.S. Treasury Obligations (identified cost $6,161,203)		$ 6,048,738

Short-Term Investments — 12.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(5)	30,470,783	$ 30,470,783
Total Short-Term Investments (identified cost $30,470,783)		$ 30,470,783
Total Investments — 109.5% (identified cost $276,562,959)		$267,851,442
Other Assets, Less Liabilities — (9.5)%		$(23,324,835)
Net Assets — 100.0%		$244,526,607
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(3)	When-issued/delayed delivery security.
(4)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
At October 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.7%
California	11.2%
Others, representing less than 10% individually	67.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 3.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Funds
At October 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated was $30,470,783, which represents 12.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund(1)	$ —	$127,172,271	$(96,701,488)	$ —	$ —	$30,470,783	$270,725	30,470,783
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$230,401,001	$ —	$230,401,001
Taxable Municipal Obligations	—	930,920	—	930,920
U.S. Treasury Obligations	—	6,048,738	—	6,048,738
Short-Term Investments	30,470,783	—	—	30,470,783
Total Investments	$30,470,783	$237,380,659	$ —	$267,851,442
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.